INVESTMENT SECURITIES (Details) In Millions, unless otherwise specified	12 Months Ended											12 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2013 Eurobank Ergasias Sa EUR (€)	Dec. 31, 2013 Bank of Cyprus and Cyprus Popular Bank EUR (€)	Dec. 31, 2014 Greek Banks EUR (€)	Dec. 31, 2013 Greek Banks EUR (€)	Dec. 31, 2014 Major European and American Banks and Insurance Companies EUR (€)	Dec. 31, 2013 Major European and American Banks and Insurance Companies EUR (€)	Dec. 31, 2012 Major European and American Banks and Insurance Companies EUR (€)	Dec. 31, 2014 Corporate Debt Securities EUR (€)	Dec. 31, 2014 Equity securities EUR (€)	Dec. 31, 2014 Greek Governments Debt Securities EUR (€)	Dec. 31, 2014 Foreign Government Debt Securities Turkey EUR (€)	Dec. 31, 2014 Greek government bonds EUR (€)	Dec. 31, 2013 Greek government bonds EUR (€)	Dec. 31, 2012 Greek government bonds EUR (€)	Dec. 31, 2014 Debt securities issued by other governments and public sector entities EUR (€)	Dec. 31, 2013 Debt securities issued by other governments and public sector entities EUR (€)	Dec. 31, 2012 Debt securities issued by other governments and public sector entities EUR (€)	Dec. 31, 2014 Corporate debt securities issued by companies incorporated in Greece EUR (€)	Dec. 31, 2013 Corporate debt securities issued by companies incorporated in Greece EUR (€)	Dec. 31, 2014 Corporate debt securities issued by companies incorporated outside Greece EUR (€)	Dec. 31, 2013 Corporate debt securities issued by companies incorporated outside Greece EUR (€)	Dec. 31, 2014 Equity securities issued by companies incorporated in Greece EUR (€)	Dec. 31, 2013 Equity securities issued by companies incorporated in Greece EUR (€)	Dec. 31, 2014 Equity securities issued by companies incorporated outside Greece EUR (€)	Dec. 31, 2013 Equity securities issued by companies incorporated outside Greece EUR (€)	Dec. 31, 2014 Mutual Fund units EUR (€)	Dec. 31, 2013 Mutual Fund units EUR (€)	Dec. 31, 2012 Mutual Fund units EUR (€)	Dec. 31, 2014 Total available-for-sale securities EUR (€)	Dec. 31, 2013 Total available-for-sale securities EUR (€)	Dec. 31, 2014 Foreign Treasury Bills EUR (€)	Dec. 31, 2013 Foreign Treasury Bills EUR (€)	Dec. 31, 2014 Corporate Debt Securities EUR (€)	Dec. 31, 2013 Corporate Debt Securities EUR (€)	Dec. 31, 2012 Corporate Debt Securities EUR (€)	Dec. 31, 2014 Equity securities EUR (€)	Dec. 31, 2013 Equity securities EUR (€)	Dec. 31, 2012 Equity securities EUR (€)	Dec. 31, 2014 OTTI of Greek government bonds EUR (€)	Dec. 31, 2013 OTTI of Greek government bonds EUR (€)	Dec. 31, 2012 OTTI of Greek government bonds EUR (€)	Dec. 31, 2014 Greek Treasury Bills EUR (€)	Dec. 31, 2013 Greek Treasury Bills EUR (€)
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost		€ 5,143														€ 802	€ 1,843		€ 2,919	€ 2,710		€ 398	€ 416	€ 328	€ 463	€ 35	€ 73	€ 8	€ 9	€ 215	€ 242			€ 6,253	€ 270	€ 340										€ 168	€ 157
Gross Unrealized Gains		233														46	120		115	34		31	27	15	18	9	35	11	10	6	32			276	0	0										0	0
Gross unrealized (Losses)		(173)														(111)	0		(13)	(88)		(27)	(34)	(13)	(20)	(3)	(1)	0	0	(5)	(1)			(144)	(1)	0										0	0
Available-for-sale securities	5,808	5,203	6,385													737	1,963		3,021	2,656		402	409	330	461	41	107	19	19	216	273			6,385	269	340										168	157
Fair Value
Fair Value Less than 12 months																501	0		338	1,254		72	3	10	125	9	6	0	0	67	12		1,209	1,400	43	0										169	0
Fair Value 12 months or longer																0	0		384	196		105	105	105	179	2	1	0	0	1	4		597	485	0	0										0	0
Fair Value Total																501	0		722	1,450		177	108	115	304	11	7	0	0	68	16		1,806	1,885	43	0										169	0
Unrealized Losses
Unrealized Losses Less than 12 months																(111)	0		(2)	(85)		(4)	(1)	(2)	(3)	(3)	(1)	0	0	(5)	(1)		(128)	(91)	(1)	0										0	0
Unrealized losses over one year																0	0		(11)	(3)		(23)	(33)	(11)	(17)	0	0	0	0	0	0		(45)	(53)	0	0										0	0
Unrealized Losses Total																(111)	0		(13)	(88)		(27)	(34)	(13)	(20)	(3)	(1)	0	0	(5)	(1)		(173)	(144)	(1)	0										0	0
Net Gains Losses On Available For Sale Securities [Abstract]
Gross realized gains on sales of available for sale securities		114	299	438												17	12	382	13	72	31									39	49	15					15	109	8	30	57	2
Gross realized losses on sales of available for sale securities		(14)	(49)	(88)												(8)	(3)	(73)	(3)	(3)	(11)									0	(5)	(3)					0	(15)	0	(3)	(23)	(1)
Net realized gains/(losses) on sales of available-for-sale securities	112	100	250	350
Other-Than-Temporary-Impairment		(6)	(285)	(410)															0	0	(6)									0	0	0					(1)	(11)	(10)	(5)	(274)	(16)	0	0	(378)
Net gains / (losses) on investment securities	105	94	(35)	(60)
Scheduled Maturities Of Available For Sale Securities Amortized Cost [Abstract]
Due in one year or less		989	2,502
Due from one to five years		1,781	1,800
Due from five to ten years		1,349	974
Due after ten years		766	653
Total debt securities		4,885	5,929
Equity securities and mutual fund units		258	324
Total		5,143	6,253
Scheduled Maturities Of Available For Sale Securities Fair Value [Abstract]
Due in one year or less		1,008	2,547
Due from one to five years		1,694	1,817
Due from five to ten years		1,388	939
Due after ten years		837	683
Total debt securities		4,927	5,986
Equity securities and mutual fund units		276	399
Total		5,203	6,385
Otti Charges For Available For Sale And Held To Maturity Securities Textual Details [Line Items]
Other-Than-Temporary-Impairment charges for all equity securities					274	6						1	5
OTTI unrealized loss for longer than 12 months							23	33	11	17	42				11
OTTI unrealized loss for Less than 12 months														€ 111
Insignificant percentage of the corresponding amortized cost basis															3.10%